Leases - Schedule of Operating Lease Right-of-use Assets and Liabilities (Details) (10-K) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019
Leases [Abstract]
Initial measurement at January 1, 2019	$ 3,458
Less tenant improvement allowance	(1,122)
Net right-of-use assets at January 1, 2019	2,336	$ 2,336
Initial measurement of new operating lease right-of-use-assets		57
Less amortization of operating lease right-of-use assets		(292)
Operating lease right-of-use assets	2,336	2,101
Operating lease liabilities, Beginning		3,458
Initial measurement of new operating lease liabilities		57
Less principal payments on operating lease liabilities		(215)
Operating lease liabilities, Ending	$ 3,458	3,300
Less non-current portion		(2,891)
Current portion		$ 409